Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	Loss before income taxes consisted of:
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB	US$
	(Unaudited)
Non-PRC	-	(6,113)	(841)
PRC	(5,834)	(20,403)	(2,808)
	(5,834)	(26,516)	(3,649)

Schedule of Income Tax Expenses	The following table presents the composition of income tax expenses for the six months ended June 30, 2023 and 2024:
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB	US$
	(Unaudited)
Current income tax expense	1,344	-	-
	1,344	-	-

Schedule of Deferred Income Taxes Reflect the Net Tax Effects	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:
	As of December 31, 2023	As of June 30, 2024
	RMB	RMB	US$
Deferred tax assets:
Intra-group transaction	32,051	40,448	5,566
Total deferred tax assets	32,051	40,448	5,566
Less: valuation allowance	(32,051)	(40,448)	(5,566)
Deferred tax assets, net	-	-	-